Geographic and Significant Customer Information - Schedule of Customer Concentrations as a Percentage of Revenue (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]		6 Months Ended
		Jun. 30, 2026		Jun. 30, 2025
Customer A [Member]
Schedule of Customer Concentrations as a Percentage of Revenue [Line Items]
Percentage of customer concentrations		13.00%			[1]
Customer B [Member]
Schedule of Customer Concentrations as a Percentage of Revenue [Line Items]
Percentage of customer concentrations			[1]	15.00%
Customer C [Member]
Schedule of Customer Concentrations as a Percentage of Revenue [Line Items]
Percentage of customer concentrations			[1]	14.00%
Customer D [Member]
Schedule of Customer Concentrations as a Percentage of Revenue [Line Items]
Percentage of customer concentrations	[1]

[1]	Lower Than 10%